Other financial liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of other financial liabilities [Abstract]
Disclosure Of Other Financial Liabilities Explanatory [Text Block]
Note 21 Other financial liabilities

Debts and financial liabilities classified according to the type of obligation and their classifications in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (1)	134,737,116	84,839,970	76,169,204	114,492,596
Bonds payable (1)	30,871,086	1,081,682,928	8,087,630	339,740,414
Derivatives not designated as hedges (2)	3,753,264	-	411,954	-
Derivatives designated as hedges (2)	4,605,695	9,183,801	4,776,623	4,036,833
Deposits for return of bottles and containers	11,912,090	-	11,980,948	-
Total	185,879,251	1,175,706,699	101,426,359	458,269,843

(1)  See
Note 5 – Risk administration
.
(2)  See
Note 7 – Financial instruments
.
Current bank borrowings and bonds payable

The maturities and interest rates of these obligations are detailed as follows:

As of December 31, 2022:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera GuayacánSpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	1,645	6,719	8,364	Monthly	3.39
76,035,409-0	Cervecera GuayacánSpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	2,622	10,587	13,209	Monthly	5.65
76,337,371-1	Bebidas CCU-PepsiCoSpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	1,010,488	-	1,010,488	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	26,710,141	732,067	27,442,208	At maturity	8.34
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	96,199,000	96,199,000	At maturity	5.70
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	USD	2,582,301	-	2,582,301	At maturity	5.16
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	79,750	-	79,750	At maturity	8.70
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	2,006,310	2,006,310	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	1,003,333	1,003,333	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	218,128	-	218,128	At maturity	8.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	22,881	-	22,881	At maturity	3.95
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,662,154	1,662,154	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	604,555	-	604,555	At maturity	8.66
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	14,806	-	14,806	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	62,115	-	62,115	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	600	-	600	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	4,453	245,937	250,390	Semiannual	5.30
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	8,907	491,874	500,781	Semiannual	5.30
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Galicia	Argentina	ARS	-	2,999	2,999	Dialy	0.00
0-E	Saenz Briones & Cía. S.A.I.C	Argentina	0-E	Santander - Argentina	Argentina	ARS	9,622	-	9,622	At maturity	46.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	5,550	516,467	522,017	Semiannual	5.30
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	4,638	516,467	521,105	Semiannual	5.30
Total							31,343,202	103,393,914	134,737,116

(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
,

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.(1)	Chile	Bond H	573 03/23/2009	Chile	UF	3,773,458	3,174,589	6,948,047	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 06/28/2018	Chile	UF	1,180,641	3,684	1,184,325	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 06/28/2018	Chile	UF	50,640	13,420,052	13,470,692	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 06/28/2018	Chile	UF	62,890	278,815	341,705	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond Internacional	144A/Regulation S	United States	USD	6,882,197	-	6,882,197	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 06/28/2018	Chile	UF	705,938	-	705,938	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond R	1115 08/20/2022	Chile	UF	1,059,348	-	1,059,348	Semiannual	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bond D	986 12/12/2019	Chile	UF	59,128	219,706	278,834	Semiannual	1.00
Total							13,774,240	17,096,846	30,871,086

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(2) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of December 31, 2021:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	1,421	4,264	5,685	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	2,177	6,530	8,707	Monthly	5.65
76,337,371-1	Bebidas CCU-PepsiCo SpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	8,182	8,182	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	40,378,828	40,378,828	At maturity	4.56
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	639,083	639,083	At maturity	5.70
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	11,896,096	11,896,096	At maturity	3.64
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	-	2,020,163	2,020,163	At maturity	2.20
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	6,313	6,313	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	3,422	3,422	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,664,071	1,664,071	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	28,566	-	28,566	At maturity	3.95
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	326,560	16,000,000	16,326,560	At maturity	4.68
0-E	Finca La Celia S.A.	Argentina	0-E	Macro	Argentina	USD	-	255,163	255,163	At maturity	5.50
0-E	Finca La Celia S.A.	Argentina	0-E	Galicia	Argentina	USD	-	254,034	254,034	At maturity	4.75
0-E	Finca La Celia S.A.	Argentina	0-E	Patagonia	Argentina	ARS	1,345,109	-	1,345,109	Dialy	37.50
0-E	Finca La Celia S.A.	Argentina	0-E	BBVA	Argentina	ARS	537,105	-	537,105	Dialy	38.00
0-E	Finca La Celia S.A.	Argentina	0-E	Macro	Argentina	ARS	246,587	-	246,587	Dialy	38.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	39,084	-	39,084	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	68,671	-	68,671	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	21,498	416,277	437,775	Semiannual	5.95
Total							2,616,778	73,552,426	76,169,204
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Maturity (*)
							0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono H	573 23/03/2009	Chile	UF	582,445	5,619,575	6,202,020	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono J	898 28/06/2018	Chile	UF	1,042,130	3,258	1,045,388	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono L	897 28/06/2018	Chile	UF	50,459	240,984	291,443	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono M	898 28/06/2018	Chile	UF	55,622	246,436	302,058	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bono D	986 12/12/2019	Chile	UF	89,699	157,022	246,721	Semiannual	1.00
Total							1,820,355	6,267,275	8,087,630
(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(2) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Non-current bank borrowings and bonds payable

The maturities and interest rates of these obligations are detailed as follows:

As of December 31, 2022:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	14,141	15,132	26,883	56,156	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	23,137	25,868	55,717	104,722	Monthly	5.65
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	40,000,000	-	40,000,000	At maturity	8.34
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	8.70
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	6,710,993	-	6,710,993	At maturity	8.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	2,998,735	-	-	2,998,735	At maturity	3.95
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,299,391	-	-	3,299,391	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,000,000	-	16,000,000	At maturity	8.66
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	659,034	1,054,454	2,504,328	4,217,816	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,365,925	2,185,478	4,918,354	8,469,757	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	368,400	491,200	122,800	982,400	Semiannual	5.50
Total							10,728,763	66,483,125	7,628,082	84,839,970
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 03/23/2009	Chile	UF	12,721,446	12,721,446	15,908,546	41,351,438	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 06/28/2018	Chile	UF	9,822	9,822	105,422,549	105,442,193	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 06/28/2018	Chile	UF	53,071,586	39,800,351	-	92,871,937	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 06/28/2018	Chile	UF	503,118	503,118	70,857,871	71,864,107	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 06/28/2018	Chile	UF	-	-	70,444,041	70,444,041	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond Internacional	144A/Regulation S	United States	USD	-	-	506,983,975	506,983,975	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond R	1115 08/20/2022	Chile	UF	-	-	139,714,703	139,714,703	Semiannual	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bond D	986 12/12/2019	Chile	UF	344,064	52,666,470	-	53,010,534	Semiannual	1.00
Total							66,650,036	105,701,207	909,331,685	1,081,682,928
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(2) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of December 31, 2021:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	11,370	11,370	34,210	56,950	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	17,414	17,414	69,268	104,096	Monthly	5.65
76,337,371-1	Bebidas CCU-PepsiCo SpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	999,642	-	-	999,642	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	89,872,000	-	-	89,872,000	At maturity	5.70
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,299,984	1,651,429	-	4,951,413	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	2,986,511	-	2,986,511	At maturity	3.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,012,802	1,350,402	1,799,565	4,162,769	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,134,706	4,179,607	1,044,902	8,359,215	Quarterly	5.00
Total							101,347,918	10,196,733	2,947,945	114,492,596
(*) The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono H	573 03/23/2009	Chile	UF	11,228,960	11,228,960	19,656,626	42,114,546	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono J	898 06/28/2018	Chile	UF	8,690	8,690	93,059,342	93,076,722	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono L	897 06/28/2018	Chile	UF	403,668	46,891,278	46,588,059	93,883,005	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono M	898 06/28/2018	Chile	UF	444,974	444,974	62,771,570	63,661,518	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bono D	986 12/12/2019	Chile	UF	418,726	46,585,897	-	47,004,623	Semiannual	1.00
Total							12,505,018	105,159,799	222,075,597	339,740,414
(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(2) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 - Risk administration
.

Details of the fair value of bank borrowings, financial leases obligations and bonds payable are described in
Note 7 - Financial instruments
.

The effective interest rates of bond obligations are as follows:

Bonds Serie H	4.27%
Bonds Serie J	2.89%
Bonds Serie L	1.21%
Bonds Serie M	0.87%
Bonds International	3.30%
Bonds Serie D	0.53%
Bonds Serie P	3.36%
Bonds Serie R	2.81%
The terms and conditions of the main interest accruing obligations as of December 31, 2022, are detailed as follows:

A)	Bank Borrowings

Banco del Estado de Chile - Bank Loans

a)	On July 27, 2012, the subsidiary Compañía Pisquera Chile S.A. (CPCh) signed a bank loan with the Banco del Estado de Chile for a total of ThCh$ 16,000,000, with maturity on July 27, 2017.

This loan accrues interest at an annual fixed rate of 6.86% and an effective rate of 7.17% per annum. The subsidiary amortized interest semi-annually, and the capital amortization consists of a single payment at the end of the established term.

On July 27, 2017 this
loan was renewed for 5 years, with maturity on July 27, 2022
.

This loan accrues interest at an annual fixed rate of 4.68%. The Subsidiary pays interest semi-annually and the capital amortization consists of a  single payment at the end of the established term.

On July 27, 2022 this loan was renewed for
5 years
, with maturity on July 27, 2027.

This loan bears interest at a annual fixed rate of 8.664%. The company pays interests semiannually and the principal amortization consists of a single payment at the end of the established term.

This obligation is subject to certain reporting obligations in addition to complying with the following financial ratios, which will be measured on the half-yearly financial statements of CPCh:

-
Maintain a Financial Expense Coverage not less than 3, calculated as the relationship between Gross Margin less Marketing costs, Distribution and Administration expenses, plus Other income by function, less Other expenses by function, plus Depreciation and Amortization, divided by Financial costs.

-	Maintain a debt ratio of no more than 3, measured as Total liabilities divided by Equity.

-	Maintain an Equity higher than UF 770,000.

In addition, this loan obliges CPCh to comply with certain restrictions of affirmative nature, including maintaining insurance, maintaining the ownership of essential assets, and also to comply with certain restrictions, such as not to pledge, mortgage or grant any kind of encumbrance or real right over any fixed asset with an individual accounting value higher than UF 10,000, except under the terms established by the agreement, among other.

On the other hand, the Company, through an agreement dated July 28, 2017, forces to maintain a direct or indirect shareholding of at least 50.1%, which allows it to control its subsidiary Compañía Pisquera de Chile S.A. during the term of this loan.

As of December 31, 2022, the subsidiary and CCU were in compliance with the financial covenants.

b)
On October 15, 2014, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of UF 380,000 (equivalent to ThCh$  13,342,172 as of December 31, 2022) maturing on October 15, 2019.

On October 15, 2019 the subsidiary Viña San Pedro Tarapacá S.A. renegotiated this loan, by an amount of ThCh$ 10,664,833, at a fixed interest rate maturing on April 10, 2020.

On April 13, 2020, the subsidiary Viña San Pedro Tarapacá S.A. renegotiated this loan by an amount of ThCh$ 10,664,833, at a fixed interest rate maturing on April 13, 2021.

The subsidiary amortizes interest and capital in a single payment at the end of the established term,

On April 13, 2021, the loan was fully paid.

c)	On July 15, 2015, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 4,000,000, at a fixed interest rate maturing on July 14, 2020.

The
subsidiary amortizes interest and capital monthly until the end of the established term.

On
July 14, 2020 this loan was paid.

d)	On April 16, 2021, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 1,000,000, at a fixed interest rate maturing on April 17, 2023.

The
subsidiary amortizes interest semi-annually and principal in a single payment at the end of the established term.

e)	On April 21, 2021, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 2,000,000, at a fixed interest rate maturing on April 21, 2023.

The
subsidiary amortizes interest semi-annually and principal in a single payment at the end of the established term.

f)	On July 19, 2022, the subsidiary Cervecería Kunstmann S.A. subscribed a bank loan with Banco del Estado de Chile for a total of ThCh$ 2,000,000, at a fixed interest rate, maturing on July 18, 2025.

The subsidiary amortizes interest semiannually and the principal in a single payment at the end of the established term.

g)
On August 11, 2022, the subsidiary Cervecería Kunstmann S.A. subscribed a bank loan with Banco del Estado de Chile for a total of ThCh$ 6,750,000, at a fixed interest rate, maturing on August 11, 2027.

The subsidiary amortizes interest semiannually and the principal in a single payment at the end of the established term.

h)	On April 13, 2017, Compañía Cervecerías Unidas S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 40,000,000, at a fixed interest rate, maturing on April 13, 2022.

On April 13, 2022, this loan was renewed for a 5-year term, maturing on April 13, 2027.

The Company amortizes interest semi-annually, and the capital amortization consists in a single payment at the end of the established term.

This obligation is subject to certain reporting obligations in addition to complying with the following financial ratios:

a.
Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1,5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities and will not be considered for the calculation and determination of Financial Debt Net, the total amount of the liability for the obligation for rights to use assets of the account or subaccount of "IFRS 16", current and non-current, and /y/ the balance of the Cash and Cash Equivalents item contained in the Statement Consolidated Financial Position of the Issuer, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity.

b.
The Issuer must maintain a consolidated financial expense coverage of not less than 3 times, defined as the ratio between ORBDA and Financial Costs
.
ORBDA is the sum of the accounts Gross Margin and Other Income by Function, less the accounts Distribution Costs, Administrative Expenses and Other Expenses by Function and plus the line Depreciation and Amortization recorded in the Note Costs and Expenses by Nature. For Financial Costs, the account of the same name contained in the Consolidated Statement of Income by Function. The Consolidated Financial Expense Coverage will be calculated for the twelve consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the month of closing of such Consolidated Financial Statements.

c.
The Issuer shall maintain an Adjusted Shareholders' Equity at the consolidated level of at least ThCh$ 312,516,750. For these purposes, Adjusted Shareholders' Equity corresponds to the sum of /i/ the account Equity attributable to owners of the controlling company contained in the Consolidated Statement of Financial Position, and /ii/ the sum of the accounts Dividends, Dividends provided according to policy, as well as all other accounts related to provision for dividends, contained in the Consolidated Statement of Changes in Shareholders' Equity.

d.
The Issuer shall maintain unencumbered assets for an amount equal to at least 1.2 times the outstanding amount of unsecured financial debt, For these purposes, assets and debts shall be valued at book value. The term "unencumbered assets" means: /a/ the difference between /i/ the Total Assets account in the Consolidated Statement of Financial Position, and /ii/ the assets pledged as collateral indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements; and /b/ Financial Debt, the definition given to this term is found in the Indenture.

e.
The Issuer shall maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Ltda. and Embotelladoras Chilenas Unidas S.A.

f.
The Issuer shall not sell, nor allow them to be sold, nor assign ownership and not to transfer and/or in any way dispose of, either through one transaction or a series of transactions, directly or indirectly, assets of its property and those of its subsidiaries necessary to maintain in Chile, directly and/or through one or more subsidiaries, a nominal installed capacity for the production, indistinctly, of Beer and/or Alcoholic Beverages and/or Nectars and/or Mineral and/or Bottled Waters, hereinafter the "Essential Businesses", equal to or not less, either with respect to one or more of the aforementioned categories or all of them together, than
15.9
million hectoliters per year.

g.
The Issuer shall maintain, directly or through a subsidiary, ownership of the trademark "CRISTAL", word or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h.
The Issuer shall not make investments in instruments issued by "related parties" other than its subsidiaries, nor to carry out with them other transactions outside its normal line of business, under conditions other than those established in Title XVI of the Corporations Law.

As of December 31, 2022, the Company was in compliance with the financial covenants.

i.	On July 12, 2022, Compañía Cervecerías Unidas S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 30,000,000 at a fixed interest rate, maturing on July 12, 2024 .

The Company amortizes interest semi-annually, and the capital amortization consists in a single payment at the end of the established term.

As of December 23, 2022, this loan was prepaid.

j.	On August 25, 2022, Compañía Cervecerías Unidas S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 10,000,000 at a fixed interest rate, maturing on August 25, 2027 .

The Company amortizes interest semi-annually, and the capital amortization consists in a single payment at the end of the established term.

      As of December 23, 2022, this loan was prepaid.

Banco de Chile – Bank Loans

a)	On August 25, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 400,000 at a fixed interest rate maturing on August 24, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On August 24, 2018, the loan was renewed, maturing on August 24, 2020.

On August 24, 2020, this loan was paid.

b)
On July 5, 2021, the subsidiary Cervecera GuayacánSpA. subscribed a bank loan with Banco de Chile for a total of UF 2,110 (equivalent to ThCh$ 74,084 as of December 31, 2022), at a fixed interest rate, maturing on June 5, 2031.

The subsidiary amortizes interest and principal on a monthly basis, with a first payment on August 5, 2021.

c)
On December 17, 2021, the subsidiary Cervecera GuayacánSpA. subscribed a bank loan with Banco de Chile for a total of UF 3,663 (equivalent to ThCh$ 128,612 as of December 31, 2022), at a fixed interest rate, maturing on November 17, 2031.

The subsidiary amortizes interest and principal on a monthly basis.

Scotiabank Chile – Bank Loans

a)
On June 18, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of US$ 11,600,000 (equivalent to ThCh$ 9,927,976 as of December 30, 2022). It accrues interest at a compound floating rate Libor at 90 days plus a fixed margin, maturing on June 18, 2021.

The subsidiary pays quarterly interest and amortization of capital consists of a single payment at the end of the deadline.

This debt was carried at Euro and fixed interest rate, through the contracting of a USD-EUR currency swap and an interest rate swap, respectively. See details of the Company's hedging strategies in
Note 5 – Risk administration
and
Note 7 – Financial instruments
.

On June 18, 2021, the loan was fully paid.

b)	On April 17, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 1,000,000, at a fixed interest rate, maturing on April 16, 2021.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

On April 16, 2021, the loan was fully paid.

c)	On December 9, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 10,000,000, at a fixed interest rate, maturing on December 9, 2025.

The subsidiary amortizes interest and capital semi-annually with a first payment on June 9, 2020.

The bank loan mentioned above requires complying certain informational requirements and also compliance with certain financial ratios that are described below:

a.
A Coverage of Financial Expenses higher than or equal to three times. For these purposes, Financial Expenses Coverage is defined as ORBDA divided by the item “Financial Expenses” of the Consolidated Financial Statements of the Debtor measured over the last 12 months, ORBDA is defined as the Operating Income plus Depreciation for the Year and plus amortization of Intangible Assets.

b.
A ratio of Net Financial Debt to ORBDA less than or equal to three times. For these purposes the Net Financial Debt is the difference between /i/ the sum of the item “Others Financial Liabilities, Current and Non-Current”; and /ii/ the sum of the item "Cash and Cash Equivalent" in the Consolidated Financial Statements of the Debtor.

Additionally, this loan forces the subsidiary to comply with certain negative restrictions, such as not granting real guarantees
.
These are pledges and mortgages to guarantee its own or third-party obligations without prior authorization and by writing of the Bank for an amount equal to or greater than ten percent of the total fixed assets of the Debtor.

As of December 31, 2022, the subsidiary was in compliance with the financial covenants.

d)
On February 18, 2020, the subsidiary Bebidas CCU-PepsiCo SpA. signed a bank loan with Scotiabank Chile for a total of ThCh$ 2,000,000 at a fixed interest rate and maturity on February 18, 2023. The Company recognized the 50% of this loan in accordance with its participation on this joint operation.

The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

e)	On March 17, 2020, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 3,000,000 at a fixed interest rate and maturity on March 16, 2025.

The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

The bank loan mentioned above is required to comply certain informational requirements and also compliance with certain financial ratios that are described below:

a.
A Coverage of Financial Expenses higher than or equal to three times. For these purposes, Financial Expenses Coverage is defined as ORBDA divided by the item “Financial Expenses” of the Consolidated Financial Statements of the Debtor measured over the last 12 months, ORBDA is defined as the Operating Income plus Depreciation for the Year and plus amortization of Intangible Assets.

b.
A ratio of Net Financial Debt to ORBDA less than or equal to three times, For these purposes, the Net Financial Debt is the difference between /i/ the sum of the item “Others Financial Liabilities, Current and Non-Current”; and /ii/ the sum of the item "Cash and Cash Equivalent" in the Consolidated Financial Statements of the Debtor.

Additionally, this loan forces the subsidiary to comply with certain negative restrictions, such as not granting real guarantees
.
These are pledges and mortgages to guarantee its own or third-party obligations without prior authorization and by writing the Bank for an amount equal to or greater than ten percent of the total fixed assets of the Debtor.

As of December 31, 2022,
the subsidiary was in compliance with the financial covenants.

f)	On October 13, 2021, Compañía Cervecerías Unidas S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 90,000,000, at a fixed interest rate, maturing on April 6, 2023.

The Company amortizes interest on a monthly basis and the principal amortization consists of a single payment at the end of the established maturity date.

Banco Itaú Corpbanca – Bank Loans

a)
On April 23, 2019, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco Itaú Corpbanca for a total of US$ 14,000,000 (equivalent to ThCh$ 11,982,040 as of December 31, 2022), at a fixed interest rate, maturing on April 22, 2022.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

On April 22, 2022, the loan was fully paid.

b)	On April 22, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco Itaú Corpbanca for a total of ThCh$ 2,000,000, at a fixed interest rate, maturing on April 21, 2021.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

On April 21, 2021, the loan was fully paid.

c)
On May 10, 2015, the subsidiary Cervecera GuayacánSpA. entered into a bank loan with Banco Itaú Corpbanca for a total of UF 3,067 (equivalent to ThCh$ 107,685 as of December 31, 2022), at a fixed interest rate, maturing on May 10, 2030.

The subsidiary amortizes interest and principal on a monthly basis, with a first payment on June 10, 2015.

On July 5, 2021, the loan was fully paid.

Banco	Mercantil Santa Cruz S.A. – Bank loans

a)
On June 26, 2017, the subsidiary BBO S.A.
signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 68,877,500 bolivians (equivalent to ThCh$ 8,451,269), at a fixed interest rate, maturing on May 1, 2027.

The subsidiary amortizes quarterly interest and and capital amortization began on September 10, 2019 in a quarterly basis.

b)
On May 31, 2019, the subsidiary BBO S.A. signed a bank loan with Banco Mercantil Santa Cruz
S.A. for a total of 34,300,000 bolivians (equivalent to ThCh$ 4,217,871 as of December 31, 2022), at a fixed interest rate, maturing on April 8, 2029.

The subsidiary
BBO S.A.
pays quarterly interest and capital amortization began on August 18, 2021 also quarterly,

c)
On May 5, 2020, the subsidiary BBO S.A. signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 13,720,000 bolivians (equivalent to ThCh$ 1,687,148 as of December 31, 2022), at a fixed interest rate and maturing on April 25, 2022.

The subsidiary amortizes quarterly interest and and capital amortization began on November 1, 2020 in a quarterly basis.

On April 25, 2022, the loan was fully paid.

d)
On June 30, 2022,
the subsidiary BBO S.A. signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of
5,400,000
bolivians (equivalent to ThCh$ 664,038 as of
December 31, 2022
), at a fixed interest rate and maturing on
May
29, 2028
.

The subsidiary amortizes quarterly interest and and capital amortization begins on December 16, 2024 in a quarterly basis.

Banco	Itaú – Bank loan

a)
On February 20, 2018, the subsidiary Milotur S.A. signed a bank loan with Banco Itaú for a total of UI 15,139,864.80
(equivalent to ThCh$  1,800,569 as of December 31, 2022), at a fixed interest rate, maturing on February 20, 2021.

The subsidiary amortizes interest monthly and capital will be pa
i
d at the end of the established term.

On February 20, 2021,
the loan was fully paid.

B)	Bonds

Series H Bonds – CCU S.A.

On March 23, 2009, under number 573, the Company recorded in the Securities Record the issue of bonds Series H for UF 2 million (the balance outstanding is ThCh$ 47,878,631 as of December 31, 2022), with 21 years terms
.
Emission was placed in the local market on April 2, 2009.  The issuance of the Bond H was UF 2 million with maturity on March 15, 2030, with a discount amounting to ThCh$ 156,952, and accrues interest at an annual fixed rate of 4.25%, with amortizes interest and capital annually.

By deed dated December 27, 2010 issued in the Notary of Ricardo San Martín Urrejola, under repertoires No. 36446-2010, were amended Issue Contract Series H, in order to update certain references and to adapt to the new IFRS accounting rules.

The current issue was subscribed with Banco Santander Chile as representative of the bond holders and as paying bank, and it requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a.
Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. The Total Adjusted Liabilities are defined as Total Liabilities less Dividends provisioned, according to policy included in the Statement of Changes in Equity, plus the amount of all guarantees, debts or obligations of third parties not within the liability and outside the Issuer or its subsidiaries that are cautioned by real guarantees granted by the Issuer or its subsidiaries. Total Adjusted Equity is defined as Total Equity plus Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

b.
Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted ORBDA
1
and Financial Costs account. Adjusted ORBDA means ORBDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded on the Note Nature of the cost and expenses.

c.
Maintain at the end of each quarter, assets free of liens for an amount equal to, at least, 1
.
2, defined as the ratio of Total Assets free of lien and Financial Debt free of lien
.
Total Assets free of lien are defined as Total Assets less assets pledged as collateral for cautioned obligations of third parties, Financial Debt free of lien is defined as the sum of lines Bank Loans, Bonds payable and Finance lease obligations contained in Note Other financial liabilities of the Consolidated Financial Statements. These latter obligations are currently presented in a specific item and note.

d.
Maintain at the end of each quarter a minimum equity of ThCh$
312,516,750
, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy included in the Statement of Changes in Equity
.
This requirement will increase in the amount resulting from each revaluation of property, plant and equipment to be performed by the Issuer.

1
ORBDA, for the Company purposes, is defined as Adjusted Operating Result before Depreciation and Amortization.

e.
To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada and Embotelladoras Chilenas Unidas S.A.

f.
Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year, except in the cases and under the terms of the contract.

g.
To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.

h.	Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement.

The inflation risk associated to the interest rate to which Bond H is exposed is mitigated through the use of Cross Currency Swap contracts, which fix the rate. See details of the Company's hedging in
Note 7 – Financial Instruments.

As of December 31, 2022,
the Company was in compliance with the financial covenants.

Series J Bonds – CCU S.A.

On June 28, 2018, CCU S.A. registered in the Securities Register, under the number 898, the issuance of its Series J Bond, bearer and dematerialized, for a total of UF 3 million (the balance outstanding is ThCh$ 105,332,940 as of December 31, 2022) with maturity on August 10, 2043. The Series J bonds will accrue on the unpaid capital expressed in Unidades de Fomento, an annual interest of 2.9%, compounded, due, calculated on the basis of equal semesters of 180 days, equivalent to 1.4396% semi-annual. Interest will accrue as of August 10, 2018, will be paid semiannually as of February 10, 2019.

The issue was subscribed with Banco BICE as the representative of the bond holders and the payer bank and requires the Company to comply with the following financial indicators with respect to its Consolidated Financial Statements and other specific requirements:

a.
Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities and will not be considered for the calculation and determination of Financial Debt Net, the total amount of the liability for the obligation for rights to use assets of the account or subaccount of "IFRS 16", current and non-current, and /y/ the balance of the Cash and Cash Equivalents item contained in the Statement Consolidated Financial Position of the Issuer, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity.

b.
The Issuer must maintain a consolidated financial expense coverage of not less than three times, defined as the ratio between ORBDA
2
and Financial Expenses
.
ORBDA is the sum of the accounts Gross margin and Other income per function, minus the accounts Distribution expenses, Administrative expenses and Other expenses per function and plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature
.
Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of twelve consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the closing month of said Consolidated Financial Statements.

c.
Maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750. For these purposes, Adjusted Equity corresponds to the sum of / i / the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and / ii / the sum of the accounts Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

2	ORBDA, for the Company purposes, is defined as Adjusted Operating Result before Depreciation and Amortization.

d.
Maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value
.
The following shall be understood: / a / Assets Free of Liens is the difference between / i / the Total Assets account in the Consolidated Statement of Financial Position, and / ii / the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements; and / b / Financial Debt is defined in the Issuance Contract.

e.
Maintain, directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively, of: / a / Cervecera CCU Chile Limitada and / b / Embotelladoras Chilenas Unidas S.A.

f.
Not sell, nor allow the sale of, nor assign the ownership of, nor transfer and/or in any way alienate, either through a transaction or a series of transactions, directly or indirectly, assets of the Company’s property and/or its subsidiaries necessary to maintain in Chile, directly and / or through one or more Subsidiaries, a nominal installed capacity for the production without distinction of Beers and / or non-alcoholic Beverages and / or Nectars and / or Mineral and / or Packaged Waters, Hereinafter, the "Essential Businesses" equal to and not inferior to, either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

g.
To maintain directly or through a subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h.
Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business under conditions different from those established in the contract.

The inflation risk associated to the interest rate to which Bond J is exposed is mitigated through the use of Cross Currency Swap contracts, which fix the rate. See details of the Company's hedging in
Note 7 – Financial Instruments.

As of
December 31, 2022,
the Company was in compliance with the financial covenants.

Series L Bonds – CCU S.A.

On June 28, 2018 under the number 897, CCU S.A. recorded in the Securities Registry the issuance of a 10-years Bonds line
.
The issuer may issue one or more series of Bonds directed to the market general.

By public complimentary deed on June 10, 2020 the Company recorded in the Securities Record the issue of Bonds Series L for UF 3 million (the balance outstanding is ThCh$ 105,332,940 as of December 31, 2022), maturing on June 1, 2027. The L Series Bonds will accrue on the unpaid capital expressed in UF an interest rate of 1.20% calculated on the basis of equal semesters of 180 days, equivalent to 0.5982% semiannual
.
The interests will be accrued from June 1, 2020 and will be paid semiannually as from December 1, 2020
.
The capital will be paid semiannually as from December 1, 2023.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank and it requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a.
Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities and will not be considered for the calculation and determination of Financial Debt Net, the total amount of the liability for the obligation for rights to use assets of the account or subaccount of "IFRS 16", current and non-current, and /y/ the balance of the Cash and Cash Equivalents item contained in the Statement Consolidated Financial Position of the Issuer, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity.

b.
The Issuer must maintain a Consolidated Financial Expense Coverage of no less than three times defined as the ratio between ORBDA
3
and Financial Expenses
.
ORBDA is defined as the sum of the items Gross margin and Other income per function minus the items Distribution expenses, Administrative expenses, and Other expenses per function registered in the Consolidated Financial Statments of Incomes of the quarterly Consolidated Financial Statement of the issuer, plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature
.
Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of 12 consecutive months prior to the date of the corresponding Consolidated Financial Statements including the closing month of said Consolidated Financial Statements.

c.
The issuer must maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750. For these purposes, Adjusted Equity corresponds to the sum of /i/ the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and /ii/ the sum of the accounts Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

d.
The issued must maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value
.
The following shall be understood: /a/ Assets Free of Liens is the difference between /i/ the Total Assets account in the Consolidated Statement of Financial Position, and /ii/ the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements; and /b/ Fianancial Debt is the definition given to said term in numeral Four letter a/ /i/ of the Fifteenth clause of the Issuance Contract
.
It is expressly recorded and established that as of the mandatory entry of IFRS 16 on January 1, 2019, which was issued and approved by the International Accounting Standards Board regarding the calculation of Financial Debt that must be made in accordance with numerals Four and Five of Clause Fifteen of the Issuance Contract after said date
.
The account or respective subaccount refers to the total amount of the liability for obligation for rights of use assets or the name that the Commission defines for this purpose. Due to the entry of the aforementioned standard, it must be disclosed as a financial liability within the items, Other current financial liabilities and Other non-current financial liabilities, which will not be considered, incorporated or used for the calculation and determination of said Financial Debt.

e.
Maintain, directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively, of: /a/ Cervecera CCU Chile Limitada and /b/ Embotelladoras Chilenas Unidas S.A.

f.
Not sell, nor allow the sale of, nor assign the ownership of, nor transfer and/or in any way alienate, either through a transaction or a series of transactions, directly or indirectly, assets of the Company’s property and/or its subsidiaries necessary to maintain in Chile, directly and/or through one or more Subsidiaries, a nominal installed capacity for the production without distinction of Beers and/or non-alcoholic Beverages and/or Nectars and/or Mineral and/or Packaged Waters, Hereinafter, the "Essential Businesses" equal to and not inferior to either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

g.
Maintain directly or through a Subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h.
Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business, under conditions different from those established in Chapter XVI of open stocks companies law.

The inflation risk associated to the interest rate to which Bond L is exposed is mitigated through the use of Cross Currency Swap contracts, which fix the rate. See details of the Company's hedging in
Note 7 – Financial Instruments.
As of December 31, 2022, the Company was in compliance with the financial covenants.

Series M Bonds – CCU S.A.

On June 28, 2018 under the number 898, CCU S.A. recorded in the Securities Registry the issuance of a 30-years Bonds line
.
The issuer may issue one or more series of Bonds directed to the market general.

As stated in a complementary public deed, dated June 10, 2020, the Series M Bond has been placed, bearer and dematerialized, for a total of UF 2 million (the balance outstanding is ThCh$ 70,221,960 as of December 31, 2022) with maturity on June 1, 2030. The Series M bonds will accrue interest at an annual rate of 1.60% per annum on the unpaid principal expressed in Unidades de Fomento, compounded, due, calculated on the basis of equal semesters of 180 days, equivalent to 0.7968% per semester
.
Interest will accrue as from June 1, 2020, will be paid semi-annually as from December 1, 2020 and principal will be paid at the end of the bond term.

3
ORBDA, for the Company purposes, is defined as Adjusted Operating Result before Depreciation and Amortization.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank, It requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a.
Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities and will not be considered for the calculation and determination of Financial Debt Net, the total amount of the liability for the obligation for rights to use assets of the account or subaccount of "IFRS 16", current and non-current, and /y/ the balance of the Cash and Cash Equivalents item contained in the Statement Consolidated Financial Position of the Issuer, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity.

b.
The Issuer must maintain a Consolidated Financial Expense Coverage of not less than three times defined as the ratio between ORBDA
4
 and Financial Expenses. ORBDA is defined as the sum of the items Gross margin and Other income per function minus the items Distribution expenses, Administrative expenses, and Other expenses per function registered in the Consolidated Financial Statments of Incomes of the quarterly Consolidated Financial Statement of the issuer, plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature
.
Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of 12 consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the closing month of said Consolidated Financial Statements.

c.
The issuer must maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750
.
 For these purposes, Adjusted Equity corresponds to the sum of /i/ the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and /ii/ the sum of the accounts Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

d.
The issued must maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value. The following shall be understood: /a/ Assets Free of Liens is the difference between /i/ the Total Assets account in the Consolidated Statement of Financial Position, and /ii/ the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements, and /b/ Fianancial Debt is the definition given to said term in numeral Four letter a/ /i/ of the Fifteenth clause of the Issuance Contract
.
It is expressly recorded and established that as of the mandatory entry of IFRS 16 on January 1, 2019, it was issued and approved by the International Accounting Standards Board, Regarding the calculation of Financial Debt that must be made in accordance with numerals Four and Five of Clause Fifteen of the Issuance Contract after said date, the account or respective subaccount referred to the total amount of the liability for obligation for rights of use assets or the name that the Commission defines for this purpose. Due to the mandatory entry of the aforementioned, the standard must be disclosed as a financial liability within the items Other current financial liabilities and Other non-current financial liabilities, will not be considered, incorporated or used for the calculation and determination of said Financial Debt.

e.
Maintain directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively of: /a/ Cervecera CCU Chile Limitada and /b/ Embotelladoras Chilenas Unidas S.A.

f.
Not sell, nor allow the sale of, nor assign the ownership of, nor transfer and/or in any way alienate, either through a transaction or a series of transactions, directly or indirectly, assets of the Company’s property and/or its subsidiaries necessary to maintain in Chile, directly and/or through one or more Subsidiaries, a nominal installed capacity for the production, without distinction of Beers and/or non-alcoholic Beverages and/or Nectars and/or Mineral and/or Packaged Waters, Hereinafter, the "Essential Businesses" equal to and not inferior to, either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

4
ORBDA, for the Company purposes, is defined as Adjusted Operating Result before Depreciation and Amortization.

g.
Maintain directly or through a Subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h.
Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business under conditions different from those established in Chapter XVI of open stocks companies law.

The inflationary risk associated to the interest rate in which this Bond M is exposed is mitigated by the use of Cross Currency Swap contracts, which fix the rate. See details of the Company's hedging in
Note 7 - Financial instruments
.

As of December 31, 2022, the Company was in compliance with the financial covenants.

Series P Bonds – CCU S.A.

On March 15, 2022 under the number 897, CCU S.A. recorded in the Securities Registry the issuance of a 10-years Bonds line. The issuer may issue one or more series of Bonds directed to the market general.

As stated in a complementary public deed, dated March 30, 2022, the Series P Bond has been placed, bearer and dematerialized, for a total of UF 2 million (the balance outstanding is ThCh$ 70,221,960 as of December 31, 2022) with maturity on March 15, 2032. The Series P bonds will accrue interest at an annual rate of 3.35% per annum on the unpaid principal expressed in Unidades de Fomento, compounded, due, calculated on the basis of equal semesters of 180 days, equivalent to 1.6% per semester, Interest will accrue as from March 15, 2022, will be paid semi-annually as from September 15, 2022 and principal will be paid at the end of the bond term.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank. It requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a.
Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities and will not be considered for the calculation and determination of Financial Debt Net, the total amount of the liability for the obligation for rights to use assets of the account or subaccount of "IFRS 16", current and non-current, and /y/ the balance of the Cash and Cash Equivalents item contained in the Statement Consolidated Financial Position of the Issuer, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity.

b.
The Issuer must maintain a Consolidated Financial Expense Coverage of not less than three times defined as the ratio between ORBDA
5
 and Financial Expenses
.
ORBDA is defined as the sum of the items Gross margin and Other income per function minus the items Distribution expenses, Administrative expenses, and Other expenses per function registered in the Consolidated Financial Statments of Incomes of the quarterly Consolidated Financial Statement of the issuer, plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature
.
Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function
.
The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of 12 consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the closing month of said Consolidated Financial Statements.

c.
The issuer must maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750. For these purposes, Adjusted Equity corresponds to the sum of /i/ the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and /ii/ the sum of the accounts Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

5
ORBDA, for the Company purposes, is defined as Adjusted Operating Result before Depreciation and Amortization.

d.
The issued must maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value. The following shall be understood: /a/ Assets Free of Liens is the difference between /i/ the Total Assets account in the Consolidated Statement of Financial Position, and /ii/ the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements, and /b/ Fianancial Debt is the definition given to said term in numeral Four letter a/ /i/ of the Fifteenth clause of the Issuance Contract. It is expressly recorded and established that as of the mandatory entry of IFRS 16 on January 1, 2019, it was issued and approved by the International Accounting Standards Board, Regarding the calculation of Financial Debt that must be made in accordance with numerals Four and Five of Clause Fifteen of the Issuance Contract after said date, the account or respective subaccount referred to the total amount of the liability for obligation for rights of use assets or the name that the Commission defines for this purpose. Due to the mandatory entry of the aforementioned, the standard must be disclosed as a financial liability within the items Other current financial liabilities and Other non-current financial liabilities, will not be considered, incorporated or used for the calculation and determination of said Financial Debt.

e.
Maintain directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively of: /a/ Cervecera CCU Chile Limitada and /b/ Embotelladoras Chilenas Unidas S.A.

f.
Not sell, nor allow the sale of, nor assign the ownership of, nor transfer and/or in any way alienate, either through a transaction or a series of transactions, directly or indirectly, assets of the Company’s property and/or its subsidiaries necessary to maintain in Chile, directly and/or through one or more Subsidiaries, a nominal installed capacity for the production, without distinction of Beers and/or non-alcoholic Beverages and/or Nectars and/or Mineral and/or Packaged Waters, Hereinafter, the "Essential Businesses" equal to and not inferior to, either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

g.
Maintain directly or through a Subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h.
Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business under conditions different from those established in Chapter XVI of open stocks companies law.

The inflationary risk associated to the interest rate in which this Bond P is exposed is mitigated by the use of Cross Currency Swap contracts, which fix the rate. See details of the Company's hedging in
Note 7 - Financial instruments
.

As of December 31, 2022, the Company was in compliance with the financial covenants.

Series International – CCU S.A.

On January 19, 2022, the Company issued and placed in the international markets bonds in the amount of US$ 600,000,000 (equivalent to ThCh$ 513,516,000 as of December 31, 2022), with an annual interest rate of 3.350%, payable semiannually for a term of 10 years, and payment of principal in one installment at maturity on January 19, 2032, subject to Rule 144 and Regulation S of the U.S. Securities Act of 1933.

Bond Serie R – CCU S.A.

On August 30, 2022 and under number 1,115, CCU S.A. registered in the relevant securities registry a new line of bonds, in which a line of 30-year bonds was established, under which the issuer may issue one or more series of bonds to the market.

As stated in the complementary public documents dated August 26, 2022, the Series R Bond, bearer and dematerialized, has been placed for a total of UF 4 million (equivalent to ThCh$ 140,443,920 as of December 31, 2022),  maturing on September 15, 2042. The Series R bonds will accrue a compounded annual interest rate of 2.70% on the outstanding principal, expressed in Unidades de Fomento, calculated on the basis of equal semesters of 180 days, equivalent to 1.3410% semiannually. Interest will be accrued as from September 15, 2022, and will be paid semi-annually as from March 15, 2023. The principal will be paid at the end of the bond term.

The issue was subscribed with Banco BICE as representative of the bondholders and paying bank, requiring that the Company complies with the following covenants with respect to its Consolidated Financial Statements and other specific requirements:

a.
Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities and will not be considered for the calculation and determination of Financial Debt Net, the total amount of the liability for the obligation for rights to use assets of the account or subaccount of "IFRS 16", current and non-current, and /y/ the balance of the Cash and Cash Equivalents item contained in the Statement Consolidated Financial Position of the Issuer, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity.

b.
The Issuer must maintain a Consolidated Financial Expense Coverage of no less than three times defined as the ratio between ORBDA
6

and Financial Expenses. ORBDA is defined as the sum of the items Gross margin and Other income per function minus the items Distribution expenses, Administrative expenses, and Other expenses per function registered in the Consolidated Financial Statments of Incomes of the quarterly Consolidated Financial Statement of the issuer, plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature, Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of 12 consecutive months prior to the date of the corresponding Consolidated Financial Statements including the closing month of said Consolidated Financial Statements
.

c.
The issuer must maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750. For these purposes, Adjusted Equity corresponds to the sum of /i/ the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and /ii/ the sum of the accounts Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

d.
The
issued must maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value. The following shall be understood: /a/ Assets Free of Liens is the difference between /i/ the Total Assets account in the Consolidated Statement of Financial Position, and /ii/ the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements; and /b/ Fianancial Debt is the definition given to said term in numeral Four letter a/ /i/ of the Fifteenth clause of the Issuance Contract. It is expressly recorded and established that as of the mandatory entry of IFRS 16 on January 1, 2019, which was issued and approved by the International Accounting Standards Board regarding the calculation of Financial Debt that must be made in accordance with numerals Four and Five of Clause Fifteen of the Issuance Contract after said date. The account or respective subaccount refers to the total amount of the liability for obligation for rights of use assets or the name that the Commission defines for this purpose. Due to the entry of the aforementioned standard, it must be disclosed as a financial liability within the items, Other current financial liabilities and Other non-current financial liabilities, which will not be considered, incorporated or used for the calculation and determination of said Financial Debt
.

e.
Maintain, directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively, of: /a/ Cervecera CCU Chile Limitada and /b/ Embotelladoras Chilenas Unidas S.A.

f.
Not sell, nor allow the sale of, nor assign the ownership of, nor transfer and/or in any way alienate, either through a transaction or a series of transactions, directly or indirectly, assets of the Company’s property and/or its subsidiaries necessary to maintain in Chile, directly and/or through one or more Subsidiaries, a nominal installed capacity for the production without distinction of Beers and/or non-alcoholic Beverages and/or Nectars and/or Mineral and/or Packaged Waters, Hereinafter, the "Essential Businesses" equal to and not inferior to either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

g.
Maintain directly or through a Subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

6
ORBDA, for the Company purposes, is defined as Adjusted Operating Result before Depreciation and Amortization.

h.
Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business, under conditions different from those established in Chapter XVI of open stocks companies law.

As of December 31, 2022, the Company was in compliance with the financial covenants.

Series D Bonds – VSPT S.A.

On December 12, 2019 under the number 986, VSPT recorded in the Securities Registry the issuance of a 10-years Bonds line. The issuer may issue one or more series of Bonds directed to the market general.

By public complimentary deed on June 10, 2020, VSPT recorded in the Securities Record the issue of Bonds Series D for
UF 1.5 millions (equivalent to ThCh$ 1,283,790 as of December 31, 2022), maturing on June 1, 2025. The interest and capital will be paid semiannually from December 1, 2020 at a fixed interest rate of 1.00% annually.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank and requires that the Company comply with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a.
Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities and will not be considered for the calculation and determination of Financial Debt Net, the total amount of the liability for the obligation for rights to use assets of the account or subaccount of "IFRS 16", current and non-current, and /y/ the balance of the Cash and Cash Equivalents item contained in the Statement Consolidated Financial Position of the Issuer, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity
.

b.
The Issuer must maintain a Consolidated Financial Expense Coverage of no less than 2.5 times defined as the ratio between ORBDA
7
 and Financial Expenses hereinafter, "Consolidated Financial Expense Coverage". For these purposes the following must be considered: /i/ ORBDA is defined as the sum of the items Gross margin and Other income per function, minus the items Distribution expenses, Administrative expenses and Other expenses per function registered in the Consolidated Financial Statments of Incomes of the quarterly Consolidated Financial Statement of the issuer, plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature, /ii/ Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function, The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of 12 consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the closing month of said Consolidated Financial Statements.

c.
The issuer must maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 100,000,000 at the issuing of every quarterly Consolidated Financial Statement. For these purposes, Adjusted Equity corresponds to the sum of /i/ the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, /ii/ the sum of the accounts Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity of the issuer.

d.
Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business, under conditions different from those established in the contract with related parties, and neither carry out other operations outside its normal line of business.

e.	It is obliged to record the provisions that arise from adverse contingencies, which in the opinion of the administration should be referred to in the Consolidated Financial Statements.

7
ORBDA, for the Company purposes, is defined as Adjusted Operating Result before Depreciation and Amortization.

The exchange rate risk to which Bond D is exposed is proportionally mitigated through the use of Cross Currency Swap contracts. See detail of the Company's hedging in
Note 7 – Financial Instruments.

As of December 31, 2022, the subsidiary was in compliance with the financial covenants.